Intangible assets, net - Summary of Details of Intangible Assets, net (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Indefinite-Lived Intangible Assets [Line Items]
Amortizing intangible assets, gross	$ 270,797	$ 177,952	$ 125,088
Total intangible assets, net	537,201	444,356	391,442
Intangible assets, Accumulated Amortization	(140,232)	(112,962)	(64,061)
Finite-lived intangible assets, net	130,565	64,990	61,027
Indefinite-lived intangible assets acquired	266,404	266,404	266,354
Total intangible assets, net	396,969	331,394	327,381
Software Developments [Member]
Indefinite-Lived Intangible Assets [Line Items]
Amortizing intangible assets, gross	234,744	146,579	95,838
Intangible assets, Accumulated Amortization	(119,232)	(94,646)	(52,710)
Finite-lived intangible assets, net	$ 115,512	$ 51,933	$ 43,128
Acquired finite-lived intangible assets, Weighted average remaining useful life (in years)	1 year 8 months 12 days	1 year 4 months 24 days	1 year 6 months
Intangible Assets Arising from Insurance Contracts Acquired in Business Combination [Member]
Indefinite-Lived Intangible Assets [Line Items]
Amortizing intangible assets, gross	$ 36,053	$ 31,373	$ 29,250
Intangible assets, Accumulated Amortization	(21,000)	(18,316)	(11,351)
Finite-lived intangible assets, net	$ 15,053	$ 13,057	$ 17,899
Acquired finite-lived intangible assets, Weighted average remaining useful life (in years)	4 years 7 months 6 days	5 years 9 months 18 days	3 years 10 months 24 days